Business Combinations (Details) - USD ($) $ in Thousands		12 Months Ended		180 Months Ended	183 Months Ended
	Aug. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2024
Reverse Recapitalization [Line Items]
Proceeds from transaction	$ 42,854
Proceeds from MTAC trust account	2,704
Proceeds from private placement	40,150
Expenses related to business combination	1,742	$ 1,116	$ 0
Proceeds from business combination	36,854	$ 36,854	$ 0	$ 36,854	$ 3,708
Transaction costs incurred	6,069
Transaction costs paid from proceeds	$ 4,327
Exchange ratio (in shares)	0.02471853
Stock converted, reverse recapitalization (in shares)	21,999,886
MedTech Acquisition Corporation
Reverse Recapitalization [Line Items]
Expenses related to business combination	$ 6,000